SCHEDULE OF MAJOR RELATED PARTIES AND RELATIONSHIP (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Maderic Holding Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Majority Shareholder of IEC	Majority Shareholder of IEC
HFO Investment Group Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of IEC	Shareholder of IEC
Dr Wirawan Jusuf [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Director, Chairman of the Board and Chief Executive Officer	Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli [Member]
Related Party Transaction [Line Items]
Relationship with the Company	President	President
Chia Hsin “Charlie” Wu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Technology Officer	Chief Technology Officer
Mirza F. Said [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Operating Officer and Director	Chief Operating Officer and Director
James J. Huang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Investment Officer and Director	Chief Investment Officer and Director
Grogory L. Overholtzer [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Financial Officer	Chief Financial Officer
CHIU CHEN-CHIA [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of IEC	Shareholder of IEC
CHIU CHEN-TA [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder of IEC	Shareholder of IEC
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An Entity Controlled by Dr. Wirawan Jusuf	An Entity Controlled by Dr. Wirawan Jusuf